Condensed Financial Information of Parent Company - Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows used in operating activities	¥ (155,152)	$ (24,346)	¥ (302,598)	¥ (148,164)
Cash flows (used in)/provided by investing activities	81,672	12,815	164,667	100,246
Cash flows (used in)/provided by financing activities	1,145	180	4,285	(16,344)
Effect of exchange rate changes on cash	(2,616)	(411)	(10,829)	2,522
Cash, cash equivalents and restricted cash at the beginning of year	138,507	21,735	282,982	344,722
Cash, cash equivalents and restricted cash at the end of year	63,556	9,973	138,507	282,982
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows used in operating activities	(2,778)	(436)	(13,448)	(11,422)
Cash flows (used in)/provided by investing activities	1,736	272	18,176	(119,440)
Cash flows (used in)/provided by financing activities	1,145	180	4,285	(16,344)
Effect of exchange rate changes on cash	(2,417)	(379)	(8,153)	2,121
Net (decrease) / increase in cash and cash equivalents	(2,314)	(363)	860	(145,085)
Cash, cash equivalents and restricted cash at the beginning of year	2,888	453	2,028	147,113
Cash, cash equivalents and restricted cash at the end of year	¥ 574	$ 90	¥ 2,888	¥ 2,028